Note 21 - Financial Instruments - Disclosure of financial instruments (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 CAD ($)
Statement Line Items [Line Items]
Financial expenses | $	$ (84,176)		$ (9,893)
Interest rate swap contract [member] | December 2, 2024 [member]
Statement Line Items [Line Items]
Notional amount		R$ 105,200
Financial assets		0
Financial liabilities		0
receivables		0
Financial expenses		(560)
Interest rate swap contract [member] | November 24, 2025 [member]
Statement Line Items [Line Items]
Notional amount		121,070
Financial assets		121,915
Financial liabilities		(122,471)
Financial expenses		(130)
payable		R$ (556)